Royce ISI Prospectus | Royce Global Financial Services Fund
Royce Global Financial Services Fund
The Royce Fund Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2017 Royce Global Financial Services Fund
II. Royce Global Financial Services Fund
Effective as of the date hereof, the annual fund operating expense table and the expense example for Royce Global Financial Services Fund are deleted in their entirety and replaced with the following:
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce ISI Prospectus - Royce Global Financial Services Fund		Service Class	Institutional Class
Management fees		1.00%	1.00%
Distribution (12b-1) fees		0.25%	none
Other expenses		0.42%	0.85%
Acquired Fund Fees and Expenses		0.11%	0.11%
Total annual Fund operating expenses		1.78%	1.96%
Fee waivers and/or expense reimbursements	[1]	(0.18%)	(0.81%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	[2]	1.60%	1.15%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service and Institutional Classes' net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.49% and 1.04%, respectively, through April 30, 2018.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because the highlights include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service and Institutional Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce ISI Prospectus - Royce Global Financial Services Fund - USD ($)	Service Class	Institutional Class
1 Year	$ 163	$ 117
3 Years	543	537
5 Years	948	982
10 Years	$ 2,080	$ 2,220